UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 08/31/2014

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2014 (Unaudited)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 93.3%
County/City/Special District/School District — 31.3%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	$1,690	$2,057,372
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,000	2,447,260
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 3/01/33	140	159,435
City of Irvine, Special Tax Bonds, 5.00%, 9/01/39	1,000	1,079,510
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,017,640
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,936,508
City of Sacramento California Unified School District, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,203,980
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,867,917
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/39	2,800	3,171,504
County of Orange California Water District, COP, Refunding, Series A, 5.00%, 8/15/32	3,015	3,454,798
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,955	3,590,236
5.50%, 3/01/41	10,450	11,917,284
County of San Mateo California Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/16 (a)	19,000	20,383,200
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	9,845	10,954,532
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,179,670

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	$2,755	$3,299,140
6.13%, 7/15/40	3,045	3,626,534
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	5,495	6,348,648
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	6,250	7,507,250
Los Angeles Community Facilities District, Refunding, Special Tax Bonds, 5.00%, 9/01/31	1,250	1,426,400
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,054,152
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,687,350
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A, 5.25%, 6/01/39	3,000	3,488,610
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,455	6,252,739
San Francisco California Bay Area Rapid Transit District, GO, Election of 2004, Series B, 5.00%, 8/01/32	13,250	14,654,235
San Francisco California Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,423,568
San Joaquin Delta Community College District, GO, Election of 2004, Series C, 5.00%, 8/01/39	6,000	6,748,800
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	2,010	2,421,407
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,742,400
South San Francisco Unified School District, GO, Series G, 3.50%, 7/01/18	15,000	16,540,050

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2014	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
West Contra Costa California Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	$4,395	$4,869,748

		178,511,877
Education — 4.2%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,953,000
San Francisco University, 6.13%, 10/01/30	1,250	1,517,312
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	7,000	8,153,180
University of California, RB:
5.25%, 5/15/44	7,230	8,484,839
Series O, 5.75%, 5/15/34	2,500	2,943,525

		24,051,856
Health — 16.1%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
Series A, 6.00%, 8/01/30	2,020	2,479,752
Series B, 6.25%, 8/01/39	3,775	4,407,652
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	5,285	6,133,401
Children’s Hospital, Series A, 5.25%, 11/01/41	7,060	7,748,138
Scripps Health, Series A, 5.00%, 11/15/40	7,530	8,274,190
Sutter Health, Series A (BHAC), 5.00%, 11/15/42	14,415	15,457,349
Sutter Health, Series B, 6.00%, 8/15/42	9,680	11,652,397
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A:
6.00%, 7/01/29	2,780	3,215,265
6.00%, 7/01/39	6,000	6,801,960
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	16,395	17,986,790

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, Refunding RB:
Kaiser Permanente, Series C, 5.25%, 8/01/31	$2,500	$2,626,275
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,459,900

		92,243,069
State — 9.9%
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,195	5,082,704
6.00%, 4/01/38	15,900	18,921,159
State of California Public Works Board, LRB:
Correctional Facilities Improvements, Series A, 5.00%, 9/01/39	10,000	11,293,100
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,963,600
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,874,741
Various Capital Project, Sub-Series I-1, 6.38%, 11/01/34	1,725	2,093,046
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,308,954
Various Capital Projects, Series I, 5.50%, 11/01/33	2,295	2,760,357

		56,297,661
Transportation — 9.6%
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	5,150	6,138,027
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,255,813
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,645	1,856,021

2	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, Senior:
5.00%, 5/15/34	$8,600	$9,756,614
5.00%, 5/15/40	15,750	17,799,075
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, AMT, 5.38%, 5/15/33	1,010	1,129,463
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	4,570	5,186,813
6.25%, 3/01/34	2,450	2,870,298
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,368,640
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	1,600	1,831,792
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	3,150	3,616,420

		54,808,976
Utilities — 22.2%
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	9,002,240
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.38%, 6/01/39	5,000	5,779,000
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,679,406
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,665,466
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	8,015	8,694,191
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,760	5,289,312
Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
County Sacramento California Sanitation Districts Financing Authority, RB:
5.00%, 6/01/16 (a)	$9,880	$10,690,259
5.00%, 12/01/36	2,890	3,051,493
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,938,391
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,330	6,008,029
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	17,005	19,167,526
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,728,850
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/34	13,000	14,912,690
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 5/15/29	4,000	4,672,320
5.25%, 5/15/39	1,600	1,824,576
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.75%, 8/01/35	5,000	5,949,650
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	6,395	7,613,376

		126,666,775
Total Municipal Bonds — 93.3%		532,580,214

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 9.4%
County/City/Special District/School District — 2.5%
County of Orange California Water District, COP, Refunding, Series A, 5.25%, 8/15/34	12,200	14,067,088

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2014	3

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (concluded)
Education — 1.9%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	$10,000	$10,927,100
Utilities — 5.0%
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	13,000	14,847,820
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,108	13,807,592

		28,655,412
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 9.4%		53,649,600
Total Long-Term Investments (Cost — $538,455,768) — 102.7%		586,229,814
Short-Term Securities	Shares	Value
Money Market Funds — 2.0%
BIF California Municipal Money Fund, 0.00% (c)(d)	11,221,551	$11,221,551
Municipal Bonds — 0.3%	Par (000)
County/City/Special District/School District — 0.3%
California School Cash Reserve Program Authority, RB, Series G, 2.00%, 2/27/15	$1,683	1,682,557
Total Short-Term Securities (Cost — $12,904,108) — 2.3%		12,904,108
Total Investments (Cost — $551,359,876*) — 105.0%		599,133,922
Liabilities in Excess of Other Assets — (0.9)%		(4,750,049)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.1%)		(23,657,419)

Net Assets — 100.0%		$570,726,454

*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$527,542,107

Gross unrealized appreciation	$47,939,285
Gross unrealized depreciation	—

Net unrealized appreciation	$47,939,285

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2014	Net Activity	Shares Held at August 31, 2014	Income
BIF California Municipal Money Fund	1,239,217	9,982,334	11,221,551	—

(d)	Represents the current yield as of report date.

4	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of August 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(250)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$31,445,313	$(47,225)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2014	5

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$586,229,814	—	$586,229,814
Short-Term Securities	$11,221,551	1,682,557		12,904,108

Total	$11,221,551	$587,912,371	—	$599,133,922

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(47,225)	—	—	$(47,225)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$344,000	—	—	$344,000
Liabilities:
TOB trust certificates	—	$(23,652,530)	—	(23,652,530)

Total	$344,000	$(23,652,530)	—	$(23,308,530)

There were no transfers between levels during the period ended August 31, 2014.

6	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust
Date: October 23, 2014
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 23, 2014